SECURED BORROWINGS, CBA Facility (Details)		12 Months Ended
		Dec. 31, 2015 USD ($) Aircraft Loan	Dec. 31, 2014 USD ($) Aircraft		Dec. 31, 2013 USD ($) [1]
Secured Borrowings [Abstract]
Secured borrowings, net		$ 1,705,311,000	$ 2,332,669,000	[1]
Gain on extinguishment of debt		(17,491,000)	2,194,000	[1]	$ 15,147,000
Repayment of debt		791,385,000	192,974,000	[1]	$ 444,607,000
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		1,730,104,000
Secured borrowings, net		1,705,311,000	2,332,669,000	[1]
Repayment of debt		791,385,000
Secured Borrowings [Member] | CBA Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		88,190,000	114,812,000
Unamortized debt discount		(1,120,000)	(1,604,000)
Secured borrowings, net		$ 87,070,000	$ 113,208,000	[1]
Number of aircraft financed by borrowing | Aircraft		6
Number of aircraft subject to sales agreements | Aircraft		1
Number of loans maturing in 2018 | Loan		1
Number of loans maturing in 2020 | Loan		5
Number of aircraft sold | Aircraft		1	2
Unamortized debt issuance costs written off		$ 900,000
Gain on extinguishment of debt			$ 2,300,000
Repayment of debt		$ 26,600,000	$ 47,000,000
Facility weighted average interest rate	[2]	5.02%	4.63%	[1]
Accrued interest		$ 37,000	$ 44,000
Debt ratio used to determine payment into collateral account		80.00%
Secured Borrowings [Member] | CBA Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate		1 month
Basis spread on variable rate		2.50%
Secured Borrowings [Member] | Tranche A [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 44,235,000	$ 65,462,000
Fixed interest rate		5.57%	5.52%
Variable interest rate			2.66%
Secured Borrowings [Member] | Tranche B [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 43,955,000	$ 49,350,000
Fixed interest rate		4.47%	4.47%

[1]	As restated
[2]	Represents the contractual interest rates and effect of derivative instruments, and excludes the amortization of debt discounts and debt issuance costs.